NOTES PAYABLE-RELATED PARTY (Details Narrative) - Coral Investment Partners [Member] - USD ($)	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate During Period	24.00%
Notes Payable, Related Parties	$ 65,000	$ 20,000
Interest Payable	$ 8,011	$ 2,209